INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of disclosure of component of income taxes in statement of financial position

	As at	As at
	December 31,	December 31,
	2023	2022
Income taxes payable	917	1,113
Deferred income tax liabilities	852	1,201

Schedule of disclosure of components of income taxes in income statement

	Year Ended December 31,
	2023	2022
Current year	1,351	1,401
Adjustment in respect of prior periods	(93)	199
Current income taxes	1,258	1,600
Deferred income tax recovery	(348)	(42)
Deferred income tax recovery	(348)	(42)
Income taxes	910	1,558

Schedule of deferred tax liability

	As at	As at
	December 31,	December 31,
	2023	2022
Deferred tax assets
Non-capital losses carried forward	348	163

Deferred tax liabilities
Goodwill and intangible assets	852	1,201
Convertible debt	(348)	(163)
Deferred income tax liabilities	852	1,201

Schedule of Company's effective income tax rates

	Year Ended December 31,
	2023	2022
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	(6.7)	7.7
Impact of foreign currency translation	(11.5)	2.9
Non-deductible and non-taxable items	(13.5)	(45.2)
Change in tax benefits not recognized	(29.0)	(48.0)
Adjustments in respect of prior periods	—	(16.2)
Adjustment of prior year tax payable	3.2	(10.4)
Other	—	1.8
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(31.0)	(80.9)

Schedule of deductible temporary differences

	Year Ended December 31,
	2023	2022
Income tax losses - Canada	33,350	32,773
Capital tax losses - Canada	28,062	28,385
Income tax losses - United Kingdom	1,076	2,107
Income tax losses - Malta	142	142
Income tax losses - USA	412	—
Property and equipment	1,935	2,170
Goodwill	1,175	2,103
Intangibles	11,850	—
Right-of-use assets	45	—
Share issuance costs	1,523	2,888
Total unrecognized deductible temporary differences	79,570	70,568

Schedule of Company's Canadian non-capital income tax losses expiration

2028	649
2029	332
2030	223
2031	1,163
2032	1,698
2033	2,428
2034	1,184
2035	3,011
2036	1,578
2037	3,096
2038	1,871
2039	2,143
2040	3,188
2041	3,973
2042	2,544
2043	4,267
33,348